ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued payroll and welfare	$ 4,766	$ 4,093
Deposit payable	698	3,513
Other tax payable	2,802	1,262
Deferred income from ADS depositary	364	787
Accrued staff disbursement	824	755
Accrued professional fees	213	310
Accrued dividends to minority shareholders of Xianglong	663
Other liabilities	669	556
Total accrued expenses and other current liabilities	$ 10,999	$ 11,276